Transactions with Non-Controlling Interest (Details) - USD ($) shares in Thousands	Jun. 01, 2023	Mar. 01, 2023	Dec. 31, 2023
POLYDICE [Member]
Transactions with Non-Controlling Interest [Line Items]
Percentage of subsidiary		49.44%
Total cash		$ 218,617
Equity consideration		$ 1,503,978
Number of equity consideration shares (in Shares)		238
Non-controlling interest			$ 598,647
Decrease in non-controlling interest		$ 627,330
Increase in equity attributable to owners		408,713
AD2 [Member]
Transactions with Non-Controlling Interest [Line Items]
Percentage of subsidiary	49.00%
Total cash	$ 79,701
Equity consideration	$ 4,125,206
Number of equity consideration shares (in Shares)	593
Non-controlling interest			$ 400,717
Decrease in non-controlling interest	$ 380,459
Increase in equity attributable to owners	300,758
Non-Controlling Interest [member] | POLYDICE [Member]
Transactions with Non-Controlling Interest [Line Items]
Non-controlling interest		$ 627,330
Non-Controlling Interest [member] | AD2 [Member]
Transactions with Non-Controlling Interest [Line Items]
Non-controlling interest	$ 380,459